DEBT (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM DEBT OBLIGATIONS

The Company’s long-term debt obligations consist of the following (in US$ thousands):

	June 30, 2024	December 31, 2023

Secured Term Loan	$354,750	$387,000
Secured Revolving Credit Facility	14,062	10,000
Borrowings from Long-Term 24 Month Working Capital Facilities	7,857	11,479
Less: unamortized debt issuance costs	(4,393)	(5,170)
Total loans and borrowings	372,276	403,309
Less: current installments	(70,945)	(71,744)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	$301,331	$331,565

SCHEDULE OF SHORT TERM DEBT OBLIGATIONS

The Company’s short-term debt obligations consist of the following (in US$ thousands):

	June 30, 2024	December 31, 2023

Short-term borrowings from working capital facilities	$34,842	$49,001
Less: unamortized debt issuance costs	(45)	(112)
Short-term debt, excluding current installments of long-term debt	$34,797	$48,889

SCHEDULE PRINCIPAL PAYMENTS OF LONG TERM DEBT

Scheduled principal payments of long-term debt for periods subsequent to June 30, 2024, are as follows (in US$ thousands):

2024	$70,944
2025	79,975
2026	64,500
2027	161,250
Thereafter	-
Total long-term debt	$376,669